Freight Costs	12 Months Ended
Dec. 31, 2021
Freight Costs
Freight Costs

(16) Freight Costs

The Group records freight costs related to the transporting of the raw materials to the Group’s warehouse in cost of raw materials and all other outbound freight costs in selling expenses. For the year ended December 31, 2021, 2020, and 2019, freight costs included in the cost of goods sold were RMB4,107 (US$644), RMB3,855, and RMB3,380, respectively, and RMB13,131 (US$2,061), RMB11,085, and RMB9,258, respectively, were included in selling expenses.